Financial Instruments - Fair values and financial risk management - Exposure to foreign currency risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
EURO
Financial Instruments-Fair values and financial risk management
Risk exposure on liabilities	$ 81	$ 17	$ 17
USD
Financial Instruments-Fair values and financial risk management
Risk exposure on liabilities	$ 2,296	$ 66	$ 10